CAPITAL STOCK - Fair Value Inputs of Stock Options Granted (Details)	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of share capital, reserves and other equity interest [Abstract]
Expected life (years)	4 years 9 months 18 days
Expected volatility	32.09%
Risk-free interest rate	2.05%
Expected dividends	3.30%
Stock price at grant date (in CDN per share)	$ 21.76
Exercise price of awards (in CDN per share)	$ 21.76
Foreign exchange rate USD to CDN	1.2809